SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		112 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Notes to Financial Statements
Merger agreement date			May 16, 2011
Acquired entity			FPI Merger Corporation
Acquirer entity			FluoroPharma Inc.
Merger description			The acquisition was accounted for as a reverse merger using accounting principles applicable to reverse acquisitions whereby the financial statements subsequent to the date of the transaction are presented as a continuation of FPI. Under reverse acquisition accounting FluoroPharma, Inc. (the legal subsidiary) will be treated as the accounting parent (acquirer) and FPM (the legal parent) will be treated as the accounting subsidiary (acquiree)
Merger, equity interest issued or issuable			3 for 2 issuance of FPM shares to FPI shareholders
Deferred tax asset, valuation allowance	$ 1,026,000		$ 1,026,000				$ 1,026,000
Net operating loss				27,000,000
State and federal tax rates			38.00%
Employee stock-based compensation expense			269,996	1,636,187
Outstanding options exercisable		4,353,428		4,353,428
Warrants exercisable		5,243,531		5,243,531
Net Loss Attributable to Common Stockholders	$ (1,041,717)	$ (480,228)	$ (2,787,116)	$ (3,468,608)	$ (4,405,493)	$ (954,118)	$ (15,660,845)
Company's current cash reserves			Approximately $1.7 million as of the date of this report, should provide the Company with sufficient cash to fund its operations into 2013
Method used for share based compensation measurement			Black-Scholes model